SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Marketable Securities) (Details) - PBF Logistics LP [Member] - US Treasury And Other Investments [Member]	12 Months Ended
Dec. 31, 2016
Short-term Debt [Line Items]
Marketable Securities, Maturity Range, Minimum	1 month
Marketable Securities, Maturity Range, Maximum	3 months